CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2025 $ / shares
Special Dividend [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends (in dollars per share)	$ 1.75